16 Investments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
ASSETS	R$ 46,784,664
Current assets	11,407,431
Noncurrent assets	35,377,233
Current liabilities	9,654,392
Noncurrent liabilities	16,879,754
Equity	20,250,518	R$ 17,598,212	R$ 16,336,214	R$ 15,345,579
STATEMENT OF INCOME
Operating revenues	18,633,249
Operating costs and expenses	(13,347,822)
Financial results	866,271
Equity in earnings of investees	193,547
Income tax and social contribution	1,285,365
Net income (loss)	3,909,750
Total comprehensive income	3,730,595	1,939,685	1,405,644
STATEMENTS OF CASH FLOWS
Cash flows from operational activities	3,940,844
Cash flows from investment activities	(1,667,571)
Cash flows from financing activities	(1,715,113)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	558,160
CHANGE IN CASH AND CASH EQUIVALENTS	558,160
Compagas [member]
Disclosure of subsidiaries [line items]
ASSETS	749,434	904,993	675,286
Current assets	245,028	313,896	204,725
Noncurrent assets	504,406	591,097	470,561
LIABILITIES	749,434	904,993	675,286
Current liabilities	173,144	236,190	133,769
Noncurrent liabilities	81,230	110,475	106,900
Equity	495,060	558,328	434,617
STATEMENT OF INCOME
Operating revenues	535,206	866,884	588,532
Operating costs and expenses	(452,495)	(662,306)	(515,594)
Financial results	(764)	43,186	(2,411)
Income tax and social contribution	(22,967)	(74,791)	(10,909)
Net income (loss)	58,980	172,973	59,618
Other comprehensive income	(343)	(1,277)	187
Total comprehensive income	58,637	171,696	59,805
STATEMENTS OF CASH FLOWS
Cash flows from operational activities	101,708	54,760	66,017
Cash flows from investment activities	(17,120)	(17,531)	(15,961)
Cash flows from financing activities	(115,625)	14,312	(43,980)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	(31,037)	51,541	6,076
Cash and cash equivalents at the beginning of the year	141,696	90,155	84,079
Cash and cash equivalents at the end of the year	110,659	141,696	90,155
CHANGE IN CASH AND CASH EQUIVALENTS	(31,037)	51,541	6,076
Elejor [member]
Disclosure of subsidiaries [line items]
ASSETS	705,233	625,154	652,175
Current assets	165,150	80,079	80,990
Noncurrent assets	540,083	545,075	571,185
LIABILITIES	705,233	625,154	652,175
Current liabilities	95,465	85,647	124,880
Noncurrent liabilities	596,278	496,648	473,318
Equity	13,490	42,859	53,977
STATEMENT OF INCOME
Operating revenues	194,849	218,421	293,942
Operating costs and expenses	(67,323)	(86,237)	(89,931)
Financial results	(172,049)	(92,728)	(89,301)
Income tax and social contribution	15,154	(13,331)	(38,379)
Net income (loss)	(29,369)	26,125	76,331
Total comprehensive income	(29,369)	26,125	76,331
STATEMENTS OF CASH FLOWS
Cash flows from operational activities	22,097	51,839	127,108
Cash flows from investment activities	(208)	(314)	(2,659)
Cash flows from financing activities	(8,151)	(56,533)	(119,468)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	13,738	(5,008)	4,981
Cash and cash equivalents at the beginning of the year	37,878	42,886	37,905
Cash and cash equivalents at the end of the year	51,616	37,878	42,886
CHANGE IN CASH AND CASH EQUIVALENTS	13,738	(5,008)	4,981
UEG Araucaria [member]
Disclosure of subsidiaries [line items]
ASSETS	554,079	421,533	436,137
Current assets	392,775	80,788	33,573
Noncurrent assets	161,304	340,745	402,564
LIABILITIES	554,079	421,533	436,137
Current liabilities	309,265	91,066	42,185
Noncurrent liabilities	6,603	14,727	23,290
Equity	238,211	315,740	370,662
STATEMENT OF INCOME
Operating revenues	589,909	52,216	524
Operating costs and expenses	(647,516)	(131,596)	(94,970)
Financial results	203	832	2,275
Equity in earnings of investees		916
Income tax and social contribution	(19,920)	(22,703)	16,316
Net income (loss)	(77,324)	(100,335)	(75,855)
Other comprehensive income	(205)	132
Total comprehensive income	(77,529)	(100,203)	(75,855)
STATEMENTS OF CASH FLOWS
Cash flows from operational activities	23,491	(57,585)	(26,980)
Cash flows from investment activities	1,317	(1,945)	(2,768)
Cash flows from financing activities	32,879	45,133
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	57,687	(14,397)	(29,748)
Cash and cash equivalents at the beginning of the year	7,119	21,516	51,264
Cash and cash equivalents at the end of the year	64,806	7,119	21,516
CHANGE IN CASH AND CASH EQUIVALENTS	R$ 57,687	R$ (14,397)	R$ (29,748)